LONG-TERM LOANS AND CREDIT LINES (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Debt, by Current and Noncurrent [Abstract]
Schedule of Line of Credit Facilities
		December 31,		Current Interest Rate	Duration (in Years)
		2025	2024
Israel
Government guaranteed loans	a	$3,833	$3,990	7.25%	5-10
Commercial loans	b	1,961	2,171	6.65%	7
United States
Commercial loans	c	5,480	6,285	3.75% - 4.4%	7-10
Line of credit	d	-	4,350	7.25% - 8.6%	Revolving
Machinery finance loans	e	438	575	6.5%	5
		$11,712	$17,371

Schedule of Long-Term Loans and Credit Lines
Year	Amount
2026	$2,227
2027	3,427
2028	2,057
2029	1,534
2030 and after	2,467
$11,712

Schedule of Carrying Values and Fair Values of Long-Term Debt
	Fair value		Carrying Amount
	2025	2024	2025	2024

The TAT subsidiary loan at c above	$1,803	$1,953	$1,868	$2,224
The other TAT subsidiary loan at c above	$3,158	$3,566	$3,612	$4,061